Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	101,710,000
Proposed Maximum Offering Price per Unit	0.30
Maximum Aggregate Offering Price	$ 30,513,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,213.85
Offering Note	Consists of up to 101,710,000 shares of common stock, par value $0.00001 per share (the “Common Stock”), of Synergy CHC Corp. (the “Company”), comprised of: (i) up to 100,000,000 shares of Common Stock (the “ELOC Shares”) that the Company may sell to Hudson Global Ventures, LLC (the “Selling Stockholder”) from time to time pursuant to the Purchase Agreement, dated May 8, 2026, by and between the Company and the Selling Stockholder (the “ELOC Purchase Agreement”); (ii) up to 1,540,000 shares of Common Stock issuable upon the exercise of a warrant issued to the Selling Stockholder pursuant to the terms of the ELOC Purchase Agreement as a commitment fee; and (iii) shares of common stock previously issued to the Selling Stockholder in connection with the consulting agreements between Selling Stockholder and the Company.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Common Stock on the Nasdaq Capital Market on May 13, 2026 ($0.30 per share of Common Stock). This calculation is in accordance with Rule 457(c).